FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

November 9, 2018

Filed Via EDGAR (CIK #0000837274)

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F. Street N.E.

Washington, D.C. 20549

      RE:  Franklin Templeton Variable Insurance Products Trust (Registrant)

              Franklin Founding Funds Allocation VIP Fund (the “Fund”)

              File Nos. 033-23493 and 811-05583

              PRELIMINARY PROXY MATERIAL

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via the EDGAR system, please find a preliminary copy of the Proxy Statement, Notice of Meeting and Proxy to be furnished to shareholders of the Funds in connection with a special meeting of shareholders (the "Meeting") of the Funds, scheduled to be held on January 17, 2019. Definitive copies of these proxy materials are expected to be released to shareholders in December.

At the Meeting, shareholders will be asked to:

(1) To approve a new Investment Management Agreement with Franklin Advisers, Inc.

(2) To approve new Subadvisory Agreements as follows (includes three (3) Sub-Proposals):

(a) To approve a new Subadvisory Agreement with Templeton Global Advisors Limited for the management of a foreign strategy sleeve of the Fund.

(b) To approve a new Subadvisory Agreement with Franklin Templeton Institutional, LLC (“FT Institutional”) for the management of an international growth strategy sleeve of the Fund.

(c)To approve a new Subadvisory Agreement with FT Institutional for the management of an investment grade corporate strategy sleeve of the Fund.

(3) To approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisers without shareholder approval.

The Funds intend to mail definitive proxy materials to the Funds’ shareholders if no comments by the Staff of the U.S. Securities and Exchange Commission are received within ten (10) days of the filing of these preliminary proxy materials.

Please direct any questions and comments relating to this filing to Kevin Kirchoff, Esq. at 650/312-8050.

Sincerely yours,

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

/s/KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

KLS/smk